Income Taxes - Provision/Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 0	$ 0	$ (306)
State	0	0	(20)
Total current income tax expense (benefit)	0	0	(326)
Deferred
Federal	400	0	433
State	(16)	0	353
Total deferred income tax expense (income)	384	0	786
Total income tax expense	$ 384	$ 0	$ 460